Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Debentures Tables [Abstract]
Schedule of convertible debentures
The following table summarizes the carrying value of the convertible debentures as at December 31, 2021:

	Net book value, December 31, 2021	Net book value, December 31, 2020
Convertible debentures	8,683	11,963
Transaction costs	—	(755)

Net proceeds	8,683	11,208

Conversion of debentures to equity	(8,683)	(3,754)
Accretion in carrying value of debenture liability	—	1,228
Accrued interest	100	684
Interest converted in shares and paid	(100)	(615)

	—	8,751